Bank Indebtedness - Additional Information (Detail)	12 Months Ended						12 Months Ended			12 Months Ended
	Mar. 29, 2014 USD ($)	Mar. 29, 2014 CAD	Feb. 10, 2014 USD ($)	Jan. 20, 2014 USD ($)	Mar. 30, 2013 USD ($)	Mar. 29, 2014 Senior Notes [Member] USD ($)	Mar. 29, 2014 Extended Maturity Date [Member]	Mar. 29, 2014 Extended Maturity Date One [Member]	Mar. 29, 2014 Senior secured credit facility extended revolving [Member] Senior secured revolving credit facility [Member] USD ($)	Mar. 29, 2014 Maximum [Member]	Mar. 29, 2014 Minimum [Member]
Line of Credit Facility [Line Items]
Credit Facility Interest rate-Fixed percentage added to LIBOR										2.75%	2.00%
Reduction in the interest rate charged	0.25%	0.25%
Line of Credit Facility Expiration Date	Jun. 30, 2015	Jun. 30, 2015					Aug. 22, 2017	Aug. 22, 2018
Secured Long Term Debt						$ 18,000,000
Senior Secured Credit Facility									28,000,000
Interest rate reduced on senior secured term loan	9.50%	9.50%
Libor plus interest	6.50%	6.50%
Fixed Interest Rate							8.77%
Bank indebtedness	73,941,000				67,307,000
Discretionary reserve limit	5.00%	5.00%
Discretionary reserve	7,000,000
Supplemental availability reserve	2,500,000
Threshold for earnings before interest, taxes, depreciation and amortization	9,000,000
Senior secured revolving credit facility, seasonal availability block			5,000,000	12,500,000
Senior secured revolving credit facility, increase or decrease in the amount of excess availability	73,000
Senior secured revolving credit facility, excess availability	17,200,000
Aggregate dividend payment										33.00%
Fixed charge coverage ratio										1.30	1.00
Minimum excess availability	30,000,000
Mortgage on moveable property (general) under the Civil Code (Quebec)	$ 225,958,000	250,000,000